Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-10-29	12 Months Ended
Sep. 27, 2025
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis
Dodd-Frank Clawback Policy

The revisions to correct these errors in previously issued financial statements of the Company required a recovery analysis of incentive-based compensation received by the Company’s executive officers (“Covered Officers”) during the relevant recovery period pursuant to the Company’s Clawback Policy (adopted pursuant to Section 303A.14 of the NYSE Listed Company Manual, Section 10D of the Exchange Act, and Rule 10D-1 under the Exchange Act).

The Clawback Policy applies to incentive-based compensation earned based on the attainment of financial performance measures during the three completed fiscal years immediately preceding the restatement and received on or after October 2, 2023. Any incentive compensation received prior to October 2, 2023 is not subject to recovery under the Clawback Policy and, as a result, only the Company’s incentive compensation received for fiscal 2024 was subject to potential recovery under the Clawback Policy. For purposes of the Clawback Policy, incentive-based compensation is “received” in the fiscal period during which the financial reporting measure specified in the incentive-based compensation award is attained, even if the payment or grant of the incentive-based compensation occurs after the end of that period.

The Executive Compensation Committee evaluated whether there was any erroneously awarded compensation subject to recovery under the Clawback Policy. The Executive Compensation Committee concluded that there was no erroneously awarded compensation requiring recovery under the Clawback Policy because the restated amounts did not impact the achievement of any financial reporting measure used in determining incentive-based compensation of the Covered Officers for awards received by Covered Officers during the applicable recovery period.

Restatement does not require Recovery
Revisions to Financial Statements

As previously disclosed in the Company’s Annual Report on Form 10-K for the fiscal year ended September 27, 2025, during the preparation of the Company’s audited financial statements for the fiscal year ended September 27, 2025, the Company identified misstatements in previously issued consolidated financial statements and interim consolidated condensed financial statements, impacting prior periods. The principal misstatement related to the accounting for a distinct group of long-term aftermarket service contracts with customers in the Commercial Aircraft segment. Specifically, there were inaccurate inputs used in the total costs at completion estimate within the over-time revenue recognition calculation for these contracts that accumulated over several years. Additionally, other unrelated misstatements, including an adjustment for the understatement of certain warranty costs, were also identified. On October 29, 2025, the Company concluded that revisions should be made to its historical consolidated financial statements that were impacted by these errors.

In accordance with Staff Accounting Bulletin (“SAB”) No. 99, Materiality, and SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company evaluated the errors and determined that the related impact was not material to results of operations or financial position for any historical annual or interim period. Based on this assessment and the consideration of both quantitative and qualitative factors, management determined that the errors were not material to any prior period. However, the Company corrected such errors in the financial statements in its Form 10-K for the fiscal year ended September 27, 2025 by adjusting prior period financial statements.